Note 7 Impaired loans and advances at amortized cost covered by collateral (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 166,042	€ 163,912	€ 187,918
Maximum exposure to credit risk [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	14,657	14,678	15,959
Of which secured by collateral [Member] | Residential property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	2,875	2,717	3,396
Of which secured by collateral [Member] | Commercial property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	1,068	789	939
Of which secured by collateral [Member] | Cash [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	5	18	35
Of which secured by collateral [Member] | Other [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	33	52	221
Of which secured by collateral [Member] | Financial [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 886	€ 575	€ 542